Other financial liabilities	12 Months Ended
Dec. 31, 2019
Other Financial Liabilities [Abstract]
Other financial liabilities
Other financial liabilities
The detail of Other financial liabilities in the consolidated balance sheets is as follows:

Million euros
	2019	2018	2017
Trade payables	1,279	1,323	1,559
Clearing houses	165	434	767
Tax collection accounts:
Public Institutions	4,122	3,968	3,212
Factoring accounts payable	409	263	290
Unsettled financial transactions	3,693	3,373	6,375
Lease liabilities (Note 2.l)	5,108	190	202
Other financial liabilities	15,459	15,113	16,023
	30,235	24,664	28,428

Note 51 contains a detail of the residual maturity periods of other financial liabilities at each year-end.
Lease liabilities
The total cash outflow of leases in 2019 was EUR 946 million.
The analysis of the maturities of lease liabilities as of 31 December 2019 is shown below:

Million euros
2019
Maturity Analysis - Discounted payments
Within 1 year	766
Between 1 and 3 years	1,254
Between 3 and 5 years	875
Later than 5 years	2,213
Total Discounted payments at 31 December 2019	5,108

During 2019, there were no significant variable lease payments not included in the valuation of lease liabilities.